Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
BXMX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X
1,226,987,139 COMMON STOCKS - 98.9% (2)
X 1,226,987,139
Aerospace & Defense - 1.6%
28,960 Boeing Co/The (3) $ 3,506,477
9,566 HEICO Corp 1,377,313
62,456 Howmet Aerospace Inc 1,931,764
10,463 Northrop Grumman Corp 4,920,958
99,428 Raytheon Technologies Corp 8,139,176
4,597 Woodward Inc 368,955
Total Aerospace & Defense 20,244,643
Air Freight & Logistics - 0.6%
8,966 FedEx Corp 1,331,182
40,842 United Parcel Service Inc, Class B 6,597,617
Total Air Freight & Logistics 7,928,799
Airlines - 0.2%
68,557 American Airlines Group Inc (3) 825,427
47,025 United Airlines Holdings Inc (3) 1,529,723
Total Airlines 2,355,150
Auto Components - 0.1%
50,606 Gentex Corp 1,206,447
9,851 Goodyear Tire & Rubber Co (3) 99,397
Total Auto Components 1,305,844
Automobiles - 2.6%
211,763 Ford Motor Co 2,371,746
16,446 Harley-Davidson Inc 573,636
110,669 Tesla Inc (3) 29,354,952
Total Automobiles 32,300,334
Banks - 3.7%
81,507 Citigroup Inc 3,396,397
26,341 Comerica Inc 1,872,845
162,841 Fifth Third Bancorp 5,204,398
51,859 First Horizon Corp 1,187,571
132,821 JPMorgan Chase & Co 13,879,795
165,652 KeyCorp 2,653,745
14,051 M&T Bank Corp 2,477,472
41,891 PNC Financial Services Group Inc 6,259,353
195,504 Wells Fargo & Co 7,863,171
31,763 Zions Bancorp NA 1,615,466
Total Banks 46,410,213
Beverages - 1.9%
265,212 Coca-Cola Co 14,857,176
134,640 Keurig Dr Pepper Inc 4,822,805
47,494 Monster Beverage Corp (3) 4,130,078
Total Beverages 23,810,059
Biotechnology - 2.2%
78,698 AbbVie Inc 10,562,059
1,757 Alnylam Pharmaceuticals Inc (3) 351,681
28,228 Amgen Inc 6,362,591

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

BXMX
Shares Description (1) Value
Biotechnology (continued)
9,647 Biogen Inc (3) $ 2,575,749
9,243 BioMarin Pharmaceutical Inc (3) 783,529
2,000 Exact Sciences Corp (3) 64,980
67,257 Gilead Sciences Inc 4,149,084
15,810 Moderna Inc (3) 1,869,533
3,237 Seagen Inc (3) 442,919
Total Biotechnology 27,162,125
Building Products - 0.4%
15,381 Allegion PLC 1,379,368
23,666 Fortune Brands Home & Security Inc 1,270,628
43,726 Masco Corp 2,041,567
Total Building Products 4,691,563
Capital Markets - 2.6%
83,608 Charles Schwab Corp 6,008,907
23,102 CME Group Inc 4,092,057
44,488 Intercontinental Exchange Inc 4,019,491
53,398 Jefferies Financial Group Inc 1,575,241
86,746 Morgan Stanley 6,853,801
8,344 MSCI Inc 3,519,416
19,659 S&P Global Inc 6,002,876
Total Capital Markets 32,071,789
Chemicals - 1.6%
16,669 Chemours Co 410,891
52,881 Corteva Inc 3,022,149
53,214 Dow Inc 2,337,691
42,507 DuPont de Nemours Inc 2,142,353
23,362 Eastman Chemical Co 1,659,870
30,588 Linde PLC 8,246,219
10,656 Olin Corp 456,929
14,399 RPM International Inc 1,199,581
Total Chemicals 19,475,683
Commercial Services & Supplies - 0.7%
20,246 Waste Connections Inc 2,735,842
37,983 Waste Management Inc 6,085,256
Total Commercial Services & Supplies 8,821,098
Communications Equipment - 0.9%
19,049 Ciena Corp (3) 770,151
220,344 Cisco Systems Inc 8,813,760
5,140 Lumentum Holdings Inc (3) 352,450
74,070 Viavi Solutions Inc (3) 966,613
Total Communications Equipment 10,902,974
Consumer Finance - 0.4%
42,085 Discover Financial Services 3,826,368
89,957 SLM Corp 1,258,499
Total Consumer Finance 5,084,867
Containers & Packaging - 0.5%
9,313 Avery Dennison Corp 1,515,225
20,677 Crown Holdings Inc 1,675,457
15,364 Packaging Corp of America 1,725,224
18,945 Sonoco Products Co 1,074,750
Total Containers & Packaging 5,990,656

Shares Description (1) Value
Distributors - 0.2%
51,888 LKQ Corp $ 2,446,519
Diversified Financial Services - 2.0%
93,321 Berkshire Hathaway Inc, Class B (3) 24,918,573
Diversified Telecommunication Services - 1.1%
379,832 AT&T Inc 5,826,623
207,579 Verizon Communications Inc 7,881,774
Total Diversified Telecommunication Services 13,708,397
Electric Utilities - 1.2%
90,850 Alliant Energy Corp 4,814,141
22,757 Constellation Energy Corp 1,893,155
58,152 Evergy Inc 3,454,229
74,176 OGE Energy Corp 2,704,457
29,198 Pinnacle West Capital Corp 1,883,563
Total Electric Utilities 14,749,545
Electrical Equipment - 0.7%
54,146 Emerson Electric Co 3,964,570
8,860 Hubbell Inc 1,975,780
10,242 Rockwell Automation Inc 2,203,157
Total Electrical Equipment 8,143,507
Electronic Equipment, Instruments & Components - 0.5%
20,728 CDW Corp/DE 3,235,226
86,143 Corning Inc 2,499,870
Total Electronic Equipment, Instruments & Components 5,735,096
Energy Equipment & Services - 0.4%
72,910 Halliburton Co 1,795,044
77,600 Schlumberger NV 2,785,840
Total Energy Equipment & Services 4,580,884
Entertainment - 1.2%
22,085 Netflix Inc (3) 5,199,692
1,091 Roku Inc (3) 61,532
85,224 Walt Disney Co (3) 8,039,180
146,699 Warner Bros Discovery Inc (3) 1,687,039
Total Entertainment 14,987,443
Equity Real Estate Investment Trusts - 0.2%
94,015 Weyerhaeuser Co 2,685,068
Equity Real Estate Investment Trusts (REITs) - 2.4%
97,035 American Homes 4 Rent, Class A 3,183,718
30,488 American Tower Corp 6,545,774
17,121 Apartment Income REIT Corp 661,213
73,114 Apartment Investment and Management Co, Class A 533,732
123,846 Brandywine Realty Trust 835,961
55,269 CubeSmart 2,214,076
51,595 Equity Commonwealth 1,256,854
84,268 Healthcare Realty Trust Inc 1,756,988
159,619 Invitation Homes Inc 5,390,334
19,823 LXP Industrial Trust 181,579
51,162 Sabra Health Care REIT Inc 671,245
16,725 Sun Communities Inc 2,263,394
59,317 Welltower Inc 3,815,269
Total Equity Real Estate Investment Trusts (REITs) 29,310,137

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

BXMX
Shares Description (1) Value
Food & Staples Retailing - 1.6%
4,507 Casey's General Stores Inc $ 912,758
24,465 Costco Wholesale Corp 11,554,085
73,551 Kroger Co 3,217,856
47,866 Sysco Corp 3,384,605
15,913 US Foods Holding Corp (3) 420,740
Total Food & Staples Retailing 19,490,044
Food Products - 0.9%
71,353 Hormel Foods Corp 3,242,280
133,397 Mondelez International Inc, Class A 7,314,158
12,100 Post Holdings Inc (3) 991,111
Total Food Products 11,547,549
Gas Utilities - 0.2%
23,637 Atmos Energy Corp 2,407,429
2,933 National Fuel Gas Co 180,526
Total Gas Utilities 2,587,955
Health Care Equipment & Supplies - 2.3%
98,976 Abbott Laboratories 9,576,918
19,319 Alcon Inc 1,123,979
7,646 Avanos Medical Inc (3) 166,530
49,755 Baxter International Inc 2,679,804
130,178 Boston Scientific Corp (3) 5,041,794
8,009 IDEXX Laboratories Inc (3) 2,609,332
89,338 Medtronic PLC 7,214,044
Total Health Care Equipment & Supplies 28,412,401
Health Care Providers & Services - 3.6%
20,430 Cigna Corp 5,668,712
8,265 Covetrus Inc (3) 172,573
69,178 CVS Health Corp 6,597,506
15,832 Elevance Health Inc 7,191,528
16,250 HCA Inc 2,986,587
43,595 UnitedHealth Group Inc 22,017,219
Total Health Care Providers & Services 44,634,125
Health Care Technology - 0.1%
6,414 Veeva Systems Inc, Class A (3) 1,057,540
Hotels, Restaurants & Leisure - 1.9%
2,484 Booking Holdings Inc (3) 4,081,734
31,485 Marriott International Inc/MD, Class A 4,412,308
39,518 McDonald's Corp 9,118,383
16,077 Restaurant Brands International Inc 854,975
67,125 Starbucks Corp 5,655,952
Total Hotels, Restaurants & Leisure 24,123,352
Household Durables - 0.3%
16,552 Garmin Ltd 1,329,291
32,919 KB Home 853,260
6,575 TopBuild Corp (3) 1,083,429
Total Household Durables 3,265,980
Household Products - 1.5%
144,112 Procter & Gamble Co 18,194,140
13,445 Spectrum Brands Holdings Inc 524,758
Total Household Products 18,718,898

Shares Description (1) Value
Industrial Conglomerates - 1.2%
38,682 3M Co $ 4,274,361
60,545 General Electric Co 3,748,341
40,807 Honeywell International Inc 6,813,545
Total Industrial Conglomerates 14,836,247
Insurance - 2.2%
1,670 Alleghany Corp (3) 1,401,748
28,004 Allstate Corp/The 3,487,338
37,438 Arthur J Gallagher & Co 6,410,134
37,130 CNO Financial Group Inc 667,226
23,577 Fidelity National Financial Inc 853,487
16,078 Genworth Financial Inc, Class A (3) 56,273
38,545 Hartford Financial Services Group Inc 2,387,477
4,703 Kemper Corp 194,046
33,540 Lincoln National Corp 1,472,742
7,573 RenaissanceRe Holdings Ltd 1,063,174
32,951 Travelers Cos Inc/The 5,048,093
71,665 W R Berkley Corp 4,628,126
Total Insurance 27,669,864
Interactive Media & Services - 4.9%
268,491 Alphabet Inc, Class A (3) 25,681,164
209,307 Alphabet Inc, Class C (3) 20,124,868
93,805 Meta Platforms Inc (3) 12,727,462
42,710 Twitter Inc (3) 1,872,407
Total Interactive Media & Services 60,405,901
Internet & Direct Marketing Retail - 3.4%
371,437 Amazon.com Inc (3) 41,972,381
5,685 JD.com Inc, ADR 285,955
Total Internet & Direct Marketing Retail 42,258,336
IT Services - 4.4%
34,892 Accenture PLC, Class A 8,977,711
20,604 Akamai Technologies Inc (3) 1,654,913
28,578 Automatic Data Processing Inc 6,464,058
15,971 Broadridge Financial Solutions Inc 2,304,935
39,198 Fidelity National Information Services Inc 2,962,193
39,289 Mastercard Inc 11,171,434
55,304 PayPal Holdings Inc (3) 4,760,015
9,442 Twilio Inc, Class A (3) 652,820
14,844 VeriSign Inc (3) 2,578,403
75,786 Visa Inc, Class A 13,463,383
Total IT Services 54,989,865
Leisure Products - 0.1%
25,861 Mattel Inc (3) 489,808
6,048 Polaris Inc 578,491
Total Leisure Products 1,068,299
Life Sciences Tools & Services - 2.0%
38,822 Danaher Corp 10,027,334
10,529 Illumina Inc (3) 2,008,828
21,185 Thermo Fisher Scientific Inc 10,744,820
7,519 Waters Corp (3) 2,026,596
Total Life Sciences Tools & Services 24,807,578

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

BXMX
Shares Description (1) Value
Machinery - 1.6%
29,025 Caterpillar Inc $ 4,762,422
13,565 Deere & Co 4,529,218
31,851 Graco Inc 1,909,468
39,784 Otis Worldwide Corp 2,538,219
15,767 Parker-Hannifin Corp 3,820,502
16,044 Stanley Black & Decker Inc 1,206,669
10,383 Timken Co 613,012
Total Machinery 19,379,510
Media - 0.7%
216,324 Comcast Corp, Class A 6,344,783
17,899 New York Times Co, Class A 514,596
78,489 News Corp, Class A 1,185,969
Total Media 8,045,348
Metals & Mining - 0.3%
15,262 Arconic Corp (3) 260,065
42,845 Newmont Corp 1,800,775
20,588 Nucor Corp 2,202,710
Total Metals & Mining 4,263,550
Mortgage Real Estate Investment Trusts (Reits) - 0.0%
6,701 Annaly Capital Management Inc 114,981
Multiline Retail - 0.4%
25,320 Macy's Inc 396,765
16,563 Nordstrom Inc (4) 277,099
31,203 Target Corp 4,630,213
Total Multiline Retail 5,304,077
Multi-Utilities - 1.7%
80,101 Ameren Corp 6,452,136
17,519 NorthWestern Corp 863,336
105,501 Public Service Enterprise Group Inc 5,932,321
81,221 WEC Energy Group Inc 7,263,594
Total Multi-Utilities 20,511,387
Oil, Gas & Consumable Fuels - 4.2%
44,283 Cenovus Energy Inc 680,630
8,394 Cheniere Energy Inc 1,392,648
84,740 Chevron Corp 12,174,596
9,675 CNX Resources Corp (3) 150,253
81,811 ConocoPhillips 8,372,538
15,719 Continental Resources Inc/OK 1,050,186
183,113 Exxon Mobil Corp 15,987,596
25,709 Hess Corp 2,802,024
30,656 Marathon Petroleum Corp 3,045,060
17,934 Ovintiv Inc 824,964
26,554 Phillips 66 2,143,439
26,407 Suncor Energy Inc 743,357
25,961 Valero Energy Corp 2,773,933
Total Oil, Gas & Consumable Fuels 52,141,224
Personal Products - 0.0%
15,340 BellRing Brands Inc (3) 316,157

Shares Description (1) Value
Pharmaceuticals - 4.7%
105,941 Bristol-Myers Squibb Co $ 7,531,346
36,480 Eli Lilly & Co 11,795,808
115,829 Johnson & Johnson 18,921,826
112,570 Merck & Co Inc 9,694,528
241,787 Pfizer Inc 10,580,599
Total Pharmaceuticals 58,524,107
Professional Services - 0.3%
29,484 CoStar Group Inc (3) 2,053,561
9,803 ManpowerGroup Inc 634,156
23,554 TransUnion 1,401,227
Total Professional Services 4,088,944
Road & Rail - 0.8%
30,324 Canadian Pacific Railway Ltd 2,023,217
4,425 Lyft Inc, Class A (3) 58,277
21,947 Norfolk Southern Corp 4,601,189
11,774 Old Dominion Freight Line Inc 2,929,018
31,571 Uber Technologies Inc (3) 836,632
Total Road & Rail 10,448,333
Semiconductors & Semiconductor Equipment - 4.8%
82,790 Advanced Micro Devices Inc (3) 5,245,575
56,923 Applied Materials Inc 4,663,701
20,036 Broadcom Inc 8,896,184
7,284 Enphase Energy Inc (3) 2,021,092
203,100 Intel Corp 5,233,887
10,447 Lam Research Corp 3,823,602
32,109 Marvell Technology Inc 1,377,797
62,434 Micron Technology Inc 3,127,943
111,295 NVIDIA Corp 13,510,100
23,765 NXP Semiconductors NV 3,505,575
36,779 ON Semiconductor Corp (3) 2,292,435
53,276 QUALCOMM Inc 6,019,123
Total Semiconductors & Semiconductor Equipment 59,717,014
Software - 8.5%
23,165 Adobe Inc (3) 6,375,008
15,194 Autodesk Inc (3) 2,838,239
16,990 Black Knight Inc (3) 1,099,763
10,744 Check Point Software Technologies Ltd (3) 1,203,543
48,865 Fortinet Inc (3) 2,400,737
313,964 Microsoft Corp 73,122,216
81,715 Oracle Corp 4,990,335
9,327 Palo Alto Networks Inc (3) 1,527,669
47,152 Salesforce Inc (3) 6,782,344
12,353 ServiceNow Inc (3) 4,664,616
9,651 VMware Inc, Class A 1,027,446
Total Software 106,031,916
Specialty Retail - 2.1%
8,358 American Eagle Outfitters Inc 81,323
24,636 Best Buy Co Inc 1,560,444
4,047 Burlington Stores Inc (3) 452,819
14,810 CarMax Inc (3) 977,756
4,736 Five Below Inc (3) 652,005
50,051 Home Depot Inc 13,811,073
38,481 Lowe's Cos Inc 7,227,117
4,641 Ulta Beauty Inc (3) 1,861,923
Total Specialty Retail 26,624,460

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

BXMX
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Shares Description (1) Value
Technology Hardware, Storage & Peripherals - 7.1%
630,066 Apple Inc $ 87,075,121
26,933 Dell Technologies Inc, Class C 920,301
Total Technology Hardware, Storage & Peripherals 87,995,422
Textiles, Apparel & Luxury Goods - 0.6%
6,689 Kontoor Brands Inc 224,817
3,315 Lululemon Athletica Inc (3) 926,742
72,500 NIKE Inc, Class B 6,026,200
Total Textiles, Apparel & Luxury Goods 7,177,759
Thrifts & Mortgage Finance - 0.1%
48,313 MGIC Investment Corp 619,373
Tobacco - 0.5%
148,308 Altria Group Inc 5,988,677
Total Long-Term Investments (cost $586,282,470) 1,226,987,139
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 310,318 MONEY MARKET FUNDS - 0.0%
X 310,318
310,318 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.070%(6) $ 310,318
Total Investments Purchased with Collateral from Securities Lending (cost $310,318) 310,318
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.8%
47,541,151 REPURCHASE AGREEMENTS - 3.9%
47,541,151
$ 47,541 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$47,544,439, collateralized by $52,459,300, U.S.
Treasury Notes, 2.25% due 8/15/27, value $48,492,039
0.830% 10/03/22 $ 47,541,151
Total Short-Term Investments (cost $47,541,151) 47,541,151
Total Investments (cost $ 634,133,939 ) - 102 .8% 1,274,838,608
Other Assets Less Liabilities -  (2.8)%(7) (34,299,830)
Net Assets Applicable to Common Shares - 100% $ 1,240,538,778
Options Written
Description (8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
S&P 500® Index Call (755) $ (302,000,000) $ 4,000 10/21/22 $ (200,075)
S&P 500® Index Call (370) (159,100,000) 4,300 10/21/22 (5,550)
S&P 500® Index Call (378) (139,860,000) 3,700 10/31/22 (2,562,840)
S&P 500® Index Call (378) (154,035,000) 4,075 10/31/22 (108,675)
S&P 500® Index Call (748) (276,760,000) 3,700 11/18/22 (7,143,400)
S&P 500® Index Call (378) (145,530,000) 3,850 11/18/22 (1,610,280)
S&P 500® Index Call (378) (149,310,000) 3,950 11/18/22 (831,600)
Total Options Written (premiums received
$37,794,210) (3,385) $(1,326,595,000) $(12,462,420)

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,226,987,139 $ – $ – $ 1,226,987,139
Investments Purchased with Collateral from
Securities Lending 310,318 – – 310,318
Short-Term Investments:
Repurchase Agreements – 47,541,151 – 47,541,151
Investments in Derivatives:
Options Written* (12,462,420) – – (12,462,420)
Total
$ 1,214,835,037 $ 47,541,151 $ – $ 1,262,376,188
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $268,851.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(8) Exchange-traded, unless otherwise noted.
(9) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P Standard & Poor's